Investments in Associates and Joint Ventures - Summary of Investments in Beacon's shares (Detail) - PHP (₱) ₱ in Millions, shares in Millions	Apr. 20, 2017	Mar. 30, 2017	Sep. 09, 2016	May 30, 2016	Jan. 20, 2012	Oct. 25, 2011	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Investments in associates and joint ventures (Note 10)							₱ 46,130	₱ 56,858	₱ 48,703
Beacon Electric Asset Holdings, Inc. [Member] | PLDT Communications and Energy Ventures, Inc. [Member] | Common stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Transaction		PCEV subscription to Beacon Common Shares			PCEV subscription to Beacon Common Shares	PCEV transfer of remaining Meralco Common Shares to Beacon
Number of Shares		1,157			135	69
Investments in associates and joint ventures (Note 10)		₱ 23,130			₱ 2,700	₱ 15,136
Beacon Electric Asset Holdings, Inc. [Member] | PLDT Communications and Energy Ventures, Inc. [Member] | Class A Preferred Shares
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Transaction						PCEV subscription to Beacon Preferred Shares
Number of Shares						1,199
Investments in associates and joint ventures (Note 10)						₱ 15,136
Beacon Electric Asset Holdings, Inc. [Member] | PLDT Communications and Energy Ventures, Inc. [Member] | Class B Preferred Shares
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Transaction	Beacon redemption of Class “B” Preferred Shares held by PCEV		Beacon redemption of Class “B” Preferred Shares held by PCEV	PCEV subscription to Beacon Class “B” Preferred Shares
Number of Shares	79		198	277
Investments in associates and joint ventures (Note 10)	₱ 1,000		₱ 2,500	₱ 3,500